Time charter revenues and related contract balances	12 Months Ended
Dec. 31, 2019
Time charter revenues and related contract balances
Time charter revenues and related contract balances

5.   Time charter revenues and related contract balances

The Partnership presents its revenue by segment, disaggregated by revenue recognized in accordance with accounting standards on leasing and on revenue from contracts with customers for time charter services. In addition, material elements where the nature, amount, timing and uncertainty of revenue and cash flows differ from the monthly invoicing under time charter contracts are separately presented. Revenue recognized for the Majority held FSRUs includes the amortization of above market contract intangibles. Revenue recognized for Joint venture FSRUs include the amortization of deferred revenues related to the charterer’s reimbursements for certain vessel modifications and drydocking costs. As a result, the timing of cash flows differs from monthly time charter invoicing.

The following tables summarize the disaggregated revenue of the Partnership by segment for the twelve months ended December 31, 2019 and 2018:

	Year ended December 31, 2019
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		Segment	Elimin-	Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	ations (1)	reporting
Lease revenues, excluding amortization (2)	$88,889	25,690	—	114,579	(25,690)	$88,889
Time charter service revenues, excluding amortization	60,063	14,095	—	74,158	(14,095)	60,063
Amortization of above market contract intangibles	(3,631)	—	—	(3,631)	—	(3,631)
Amortization of deferred revenue for modifications & drydock	—	2,648	—	2,648	(2,648)	—
Other revenue (3)	115	—	—	115	—	115
Total revenues (4)	$145,436	42,433	—	187,869	(42,433)	$145,436

	Year ended December 31, 2018
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		Segment	Elimin-	Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	ations (1)	reporting
Lease revenues, excluding amortization	$89,215	25,690	—	114,905	(25,690)	$89,215
Time charter service revenues, excluding amortization	59,368	15,078	—	74,446	(15,078)	59,368
Amortization of above market contract intangibles	(3,631)	—	—	(3,631)	—	(3,631)
Amortization of deferred revenue for modifications & drydock	—	2,401	—	2,401	(2,401)	—
Other revenue (3)	1,609	—	—	1,609	—	1,609
Total revenues (4)	$146,561	43,169	—	189,730	(43,169)	$146,561
(1)

Eliminations reverse the proportional amounts of revenue for Joint venture FSRUs to reflect the consolidated revenues included in the consolidated income statement. The Partnership’s share of the Joint venture FSRUs revenues is included in Equity in earnings (losses) of joint ventures on the consolidated income statement.

(2)	The financing lease revenues comprise about one-fourth of the total lease revenues for the year ended December 31, 2019.
(3)

Other revenue consists of insurance proceeds received for prior period claims related to repairs under the Mooring warranty and for repairs for the Höegh Gallant. The Partnership was indemnified by Höegh LNG for the cost of the repairs related to the Mooring, subject to repayment to the extent recovered from insurance proceeds. Refer to notes 4 and 18.

(4)

Payments made by the charterer directly to the tax authorities on behalf of the subsidiaries for advance collection of income taxes or final income tax is recorded as a component of total revenues and is disclosed separately in the consolidated statement of cash flows.

For the year ended December 31, 2017, the Partnership did not present disaggregated time charter revenues. Refer to note 4 for the combined time charter revenues by segment for the year ended December 31, 2017.

The Partnership’s risk and exposure related to uncertainty of revenues or cash flows related to its long-term time charter contracts primarily relate to the credit risk associated with the individual charterers. Payments are due under time charter contracts regardless of the demand for the charterers’ gas output or the utilization of the FSRU.

The consolidated trade receivables, contract assets, contract liabilities and refund liabilities included in the table below, exclude the balances for the Joint venture FSRUs. The Partnership’s share of net assets in the Joint venture FSRUs are recorded in the consolidated balance sheet using the equity method on the line accumulated losses in joint ventures.

The following table summarizes the allocation of consolidated receivables between lease and service components:

	As of December 31,
(in thousands of U.S. dollars)	2019	2018
Trade receivable for lease	$2,898	$2,898
Trade receivable for time charter services	2,133	2,658
Total trade receivable and amounts due from affiliates	$5,031	$5,556

There were no impairment losses for lease or service receivables or contract assets for the year ended December 31, 2019 and 2018.

The following table summarizes the consolidated contract assets, contract liabilities and refund liabilities to customers, as of December 31, 2019 and 2018:

	Services related
	Contract	Refund liability
(in thousands of U.S. dollars)	asset	to charters
Balance January 1, 2019	$—	$(1,834)
Additions	279	(65)
Reduction for receivables recorded	—	89
Reduction for revenue recognized (excluding amortization)	—	—
Reduction for revenue recognized from previous years	—	497
Repayments of refund liabilities to charterer	—	1,188
Balance December 31, 2019	279	(125)
Netting of contract asset and contract liability	—	—
Balance reflected in balance sheet December 31, 2019	$279	$(125)

	Services related
	Contract	Refund liability
(in thousands of U.S. dollars)	asset	to charters
Balance January 1, 2018	$303	$(6,187)
Additions	—	(1,747)
Reduction for receivables recorded	(303)	—
Reduction for revenue recognized (excluding amortization)	—	—
Reduction for revenue recognized from previous years	—	2,772
Repayments of refund liabilities to charterer	—	3,328
Balance December 31, 2018	—	(1,834)
Netting of contract asset and contract liability	—	—
Balance reflected in balance sheet December 31, 2018	$—	$(1,834)

Contract assets are reported in the consolidated balance sheet as a component of prepaid expenses and other receivables. Current and non-current contract liabilities are reported in the consolidated balance sheet as components of accrued liabilities and other payables and other long-term liabilities, respectively. Refund liabilities are reported in the consolidated balance sheet as a component of accrued liabilities and other payables.

Refund liabilities to charterers include invoiced revenue to be refunded to charterers for estimated reimbursable costs that exceeded the actual cost incurred and for non-compliance with performance warranties in the time charter contracts that result in reduction of hire, liquidated damages or other performance related payments.

During the year ended December 31, 2019 the major changes in the refund liability to charterers related to the settlement of a 2018 performance claim of $1,101 and the recognition of $497 of revenue related to conclusion of an audit by a charterer related to 2018 reimbursable expenses. During the year ended December 31, 2018, the major changes related to recognition of previously constrained revenue related to prior periods’ performance obligations of $2,772 and repayment of $3,328 for the conclusion of an audit by a charterer at the end of 2017 and in the third quarter of 2018 for the amount the charterer would reimburse for certain 2014, 2015 and 2016 costs.

Minimum contractual future revenues:

As of December 31, 2019, the minimum contractual future revenues to be received under the time charters for the PGN FSRU Lampung, the Höegh Gallant and the Höegh Grace during the next five years and thereafter are as follows:

(in thousands of U.S. dollars)	Service related	Lease related	Total
2020	$24,880	71,100	$95,980
2021	19,703	59,903	79,606
2022	19,703	59,903	79,606
2023	19,703	59,903	79,606
2024	19,703	59,903	79,606
Thereafter	116,386	346,369	462,755
Total - undiscounted	$220,078	657,081	$877,159
Operating lease		$223,644
Financing lease		433,437
Discounting effect		(193,437)
Financing lease receivable		$240,000

The long-term time charter for the PGN FSRU Lampung with PGN LNG has an initial term of 20 years from the acceptance date of October 30, 2014 and the contract expires in 2034. The time charter hire payments began July 21, 2014 when the project was ready to begin commissioning. The lease element of the time charter is accounted for as a financing lease. The minimum contractual future revenues in the table above include the fixed payments for the lease and services elements for the initial term but exclude the variable fees from the charterer for vessel operating expenses and reimbursement of tax expenses. The charterer has an option to purchase the PGN FSRU Lampung, which can be exercised after the third anniversary of the commencement of the charter until the twentieth anniversary, at stated prices in the time charter. The minimum contractual future revenues do not include the unexercised purchase option price. Should the purchase option be exercised in the short to medium term, the contractual price would exceed the net investment in financing lease, but the future hire payments would cease. The time charter also provides options for the charterer to extend the lease term for two five-year periods. Unexercised option periods are excluded from the minimum contractual future revenues.

The long-term time charter for the Höegh Gallant has an initial term of five years from April 2015 and the contract expires in 2020. The lease element of the time charter is accounted for as an operating lease. The minimum contractual future revenues in the table above include the fixed payments for the lease element and the services element which also covers the vessel operating expenses and taxes. Pursuant to an option agreement, the Partnership has the right to cause Höegh LNG to charter the Höegh Gallant from the expiration or termination of the initial five-year charter until July 2025 at a rate equal to 90% of the rate payable pursuant to the current charter plus any incremental taxes or operating expenses as a result of the new charter. On February 27, 2020, the Partnership exercised its option and intends to enter into a Subsequent Charter with Höegh LNG for the Höegh Gallant, the final terms of which are subject to approval by the Partnership’s conflicts committee and board of directors. Since the option was exercised after the balance sheet date, the estimated fixed payments for the exercised option periods are excluded in the minimum contractual future revenues.

The long-term time charter for the Höegh Grace has an initial term of 20 years and the contract expires in 2036. The minimum contractual future revenues in the table above include the fixed payments for the lease element and services element but exclude the variable fees from the charterer for vessel operating expenses and reimbursement of certain taxes. The non-cancellable charter period is 10 years. The initial term of the lease is 20 years. However, each party has an unconditional option to cancel the charter after 10 and 15 years without penalty. However, if the charterer waives its right to terminate in year 10 within a certain deadline, the Partnership will not be able to exercise its right to terminate in year 10. The charterer has an option to purchase the Höegh Grace at a price specified in the Höegh Grace charter in year 15 and year 20 of such charter. The minimum contractual future revenues do not include the unexercised purchase option price. Only the non-cancellable lease period is included the minimum contractual future revenues.

Net investment in financing lease:

The lease element of time charter hire for the PGN FSRU Lampung is recognized over the lease term using the effective interest rate method and is included in time charter revenues. The financing lease is reflected on the consolidated balance sheets as net investment in financing lease, a receivable, as follows:

	As of December 31,
(in thousands of U.S. dollars)	2019	2018
Minimum lease payments	$589,074	$589,074
Unguaranteed residual value	146,000	146,000
Unearned income	(440,345)	(440,345)
Initial direct cost, net	3,095	3,095
Net investment in financing lease at origination	297,824	297,824
Principal repayment and amortization	(18,920)	(14,751)
Net investment in financing lease at period end	278,904	283,073
Less: Current portion	(4,551)	(4,168)
Long term net investment in financing lease	$274,353	$278,905

Net investment in financing lease consists of:
Financing lease receivable	$240,000	$247,488
Discounted unguaranteed residual value	38,904	35,585
Net investment in financing lease at period end	$278,904	$283,073

There was no impairment loss, or allowance for doubtful accounts, as of December 31, 2019 and 2018.